Additional disclosures in respect of guaranteed securities (Tables)	6 Months Ended
Sep. 30, 2022
Seperate Financial Statements [Abstract]
Disclosure of Combined Statement of Financial Position

National Grid plc and Niagara Mohawk Power Corporation combined £m
Combined statement of financial position
Non-current loans to other subsidiaries	—
Non-current assets	12,355
Current loans to other subsidiaries	29,158
Current assets	3,495
Current loans from other subsidiaries	(15,736)
Current liabilities	(8,018)
Non-current loans from other subsidiaries	(2,095)
Non-current liabilities	(11,783)
Net assets¹	7,376
Equity	7,376

Combined income statement – continuing operations
Revenue	1,642
Operating costs	(1,454)
Operating profit	188
Other income from other subsidiaries	1,691
Other income and costs, including taxation	(173)
Profit after tax	1,706
1.Excluded from net assets above are investments in other consolidated subsidiaries with a carrying value of £14,440 million.

Disclosure of Combined Income Statement

National Grid plc and Niagara Mohawk Power Corporation combined £m
Combined statement of financial position
Non-current loans to other subsidiaries	—
Non-current assets	12,355
Current loans to other subsidiaries	29,158
Current assets	3,495
Current loans from other subsidiaries	(15,736)
Current liabilities	(8,018)
Non-current loans from other subsidiaries	(2,095)
Non-current liabilities	(11,783)
Net assets¹	7,376
Equity	7,376

Combined income statement – continuing operations
Revenue	1,642
Operating costs	(1,454)
Operating profit	188
Other income from other subsidiaries	1,691
Other income and costs, including taxation	(173)
Profit after tax	1,706
1.Excluded from net assets above are investments in other consolidated subsidiaries with a carrying value of £14,440 million.